Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Revenues:
Revenues from unrelated parties			$ 991,000	$ 7,000
Revenues from related parties				9,000
Total revenues		4,000	991,000	16,000
Cost of goods sold
Cost of goods sold to unrelated parties			991,000	106,000
Cost of goods sold to related parties				6,000
Total cost of goods sold		4,000	991,000	112,000
Gross Profit (Loss)				(96,000)
Operating expenses:
Selling, general, and administrative	1,184,000	507,000	237,000	4,802,000	2,887,000
Research and development	792,000	276,000	138,000	2,257,000	2,301,000
Impairment loss of long-lived assets					329,000
Total operating expenses	1,976,000	783,000	375,000	7,059,000	5,517,000
Operating loss	(1,976,000)	(783,000)	(375,000)	(7,155,000)	(5,517,000)
Other income (expenses):
Other income, net				36,000
Interest expense	(2,000)
Interest expense - related party		(10,000)		(10,000)	(1,031,000)
Total other income (expenses), net	(2,000)	(10,000)		26,000	(1,031,000)
Loss before provision for income taxes	(1,978,000)	(793,000)	(375,000)	(7,129,000)	(6,548,000)
Provision for income taxes	1,000			1,000
Net loss	$ (1,979,000)	$ (793,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Loss per share - basic and diluted	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.11)
Weighted average common shares - basic and diluted	72,554,000	63,051,000	60,883,000	67,803,000